Note 5 - Acquisitions (Details) - Pro Forma Information (Powerhouse One, LLC [Member], USD $)	12 Months Ended
Dec. 31, 2013
Powerhouse One, LLC [Member]
Note 5 - Acquisitions (Details) - Pro Forma Information [Line Items]
Revenue	$ 831,999
Net Loss	$ (2,460,219)